PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

	December 31,
	2019	2018
Cost:
Computers and peripheral equipment	$58.1	$51.4
Office furniture and equipment	7.6	6.8
Building	78.8	78.1
Leasehold improvements	20.7	11.1

	165.2	147.4
Accumulated depreciation	77.5	68.9

Property and equipment, net	$87.7	$78.5